Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes

Note 11—Income Taxes

The provision (benefit) for income taxes for the years ended December 31, 2015, 2014, and 2013 consisted of the following (in millions):

	CEQP			CMLP
	Year Ended December 31,			Year Ended December 31,
	2015	2014	2013	2015	2014	2013
Current:
Federal	$1.6	$5.0	$2.5	$—	$—	$—
State	0.6	1.3	1.3	0.3	0.2	0.7

Total current	2.2	6.3	3.8	0.3	0.2	0.7
Deferred:
Federal	(2.9)	(5.3)	(2.5)	—	—	—
State	(0.7)	0.1	(0.3)	(0.3)	0.7	—

Total deferred	(3.6)	(5.2)	(2.8)	(0.3)	0.7	—

Provision (benefit) for income taxes	$(1.4)	$1.1	$1.0	$—	$0.9	$0.7

The effective rate differs from the statutory rate for the years ended December 31, 2015 and 2014, primarily due to the partnerships not being treated as a corporation for federal income tax purposes as discussed in Note 2.

Deferred income taxes related to CEQP’s wholly owned subsidiaries, IPCH Acquisition Corp. and Crestwood Gas Services GP LLC and our Texas Margin tax reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Components of our deferred income taxes at December 31, 2015 and 2014 are as follows (in millions).

	CEQP		CMLP
	December 31,		December 31,
	2015	2014	2015	2014
Deferred tax asset:
Basis difference in stock of company	$0.5	$—	$—	$—

Total deferred tax asset	0.5	—	—	—

Deferred tax liability:
Basis difference in stock of acquired company	(8.9)	(12.0)	(0.4)	(0.7)

Total deferred tax liability	(8.9)	(12.0)	(0.4)	(0.7)

Net deferred tax liability	$(8.4)	$(12.0)	$(0.4)	$(0.7)

Uncertain Tax Positions. We evaluate the uncertainty in tax positions taken or expected to be taken in the course of preparing our consolidated financial statements to determine whether the tax positions are more likely than not of being sustained by the applicable tax authority. Tax positions with respect to tax at the partnership level deemed not to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. We believe that there were no uncertain tax positions that would impact our operations for the years ended December 31, 2015, 2014 and 2013 and that no provision for income tax was required for these consolidated financial statements. However, our conclusions regarding the evaluation are subject to review and may change based on factors including, but not limited to, ongoing analyses of tax laws, regulations and interpretations thereof.